Events After The Reporting Period	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Events After The Reporting Period	NOTE 17
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EVENTS AFTER THE REPORTING
PERIOD
a)	Loans and Borrowings - Change to Term Loan

On May 5, 2022, the Company and Fiera executed an Accommodation Agreement (the “Accommodation Agreement”) and the parties agreed that a portion of the outstanding principal amount under the term loan would be paid in addition to a prepayment penalty and accommodation fee. The Company paid a total of $2,044,086 on May 6, 2022. The parties also agreed that the remainder of the principal and interest due under the loan would be paid on or before October 31, 2022 (the “Repayment Date”). The term loan was amended to increase the interest rate charged from 6.85% to 9.5% effectively immediately and clarified that the Company is not required to maintain the financial covenants set out in the November 9, 2021 amending agreement. The Company may be required to repay the loan before the Repayment Date if the Company is in default or breach of the Accommodation Agreement. As part of the Accommodation Agreement, Fiera signed an agreement, whereby Fiera’s security is subordinate to the security granted to Carbon (Note 17(b)).

b)	Loans and Borrowings - Additional funding under promissory note with Carbon

On May 5, 2022, the Company, Carbon and Fiera executed a Subordination and Postponement Agreement (the
“Subordination Agreement”), whereby the parties agreed that the security previously held by Fiera would be subordinate to the security to be granted to Carbon commencing on the date of the agreement. The security granted to Carbon means the EV Dealership Projects and to the extent related to the EV Dealership projects, all accounts, equipment and machinery, contracts and contract rights, including contracts with auto dealerships, inventory, cash and proceeds, rent and profits for each of the preceding. Execution of the Subordination Agreement was required for the additional funding under the Note to be released. A total of US$15,000,000 was funded subsequent to March 31, 2022 (Note 8(b)).

NOTE 31 – EVENTS AFTER THE REPORTING PERIOD
Financing of Electric Vehicle Development Projects
In conjunction with the Company’s agreements to provide AssetCare solutions to optimize Electric Vehicle (“EV”) charging efficiency at auto dealerships in the states of New York and California, on March 28, 2022, a subsidiary of the Company executed a promissory note with the Noteholder in the aggregate principal amount of US$15,000,000 (the “Note”).
Initially US$5,000,000 is available to be funded with the remainder available only after certain corporate tax reorganization work is completed by the Company. The initial principal amount of US$5,000,000 (the “Loan”) was funded on April 1, 2022. The Loan matures on March 31, 2025, with 10% per annum interest payable monthly in arrears in USD. The Loan may not be prepaid unless authorized by the lender and is unsecured until certain conditions are met. The Loan contains representations, warranties and covenants which must be complied with to avoid an event of default which will allow the lender to demand repayment and increase the interest rate to 18%, amongst other implications.
The use of proceeds of is solely for the development of the Company’s EV dealership projects. In addition to the Loan, the Note requires certain income based payments, including sharing on a 50/50% basis, all EV, solar and carbon reduction related tax credits and incentives, be made from the borrower to the lender based on income resulting from this project over the term of the 20-year EV dealership projects. The Note is subject to change of control provisions and right of first refusal provisions for additional financing related to the EV projects.
Warrant activity
On February 15, 2022, the Company’s warrants associated with the USD equity offering described in Note 15(b), commenced trading under the symbol MCLDW (Notes 1 and 15).
On January 17, 2022, the Company issued warrants to ATB to purchase an equivalent number of common shares of the Company and the warrant liability of $195,066 described in Note 15(c) was derecognized with an offsetting credit to contributed surplus for the value assigned to the warrants.